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                             DISCOVERY PREMIER/(R)/
                             _____________________

                            GROUP RETIREMENT ANNUITY


                         ANNUAL REPORT TO PARTICIPANTS
                               DECEMBER 31, 2001



                           [PHOTOGRAPHS APPEARS HERE]



Prudential . AIM Adivsors . Alliance . American Century . Credit Suisse . Davis
      Dreyfus . Franklin Templeton . INVESCO . Janus . John Hancock . MFS





DISCOVERY PREMIER GROUP Retirement Annuity is a group
annuity insurance product issued by The Prudential
Insurance Company of America, Newark NJ, and is
sold by Prudential Investment Management Services
LLC (PIMS), Three Gateway Center, 14/th/ Floor,
Newark, NJ 07102-4077. PIMS is a Prudential
company. This product is subject to morality and
risk expenses, and                                   Prudential [LOGO] Financial

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     Discover Premier Group Retirement Annuity              Annual Report           December 31, 2001
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     Letter to Contract Owners
     Commentary

     THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
        Conservative Balanced Portfolio
        Diversified Bond Portfolio
        Equity Portfolio
        Flexible Managed Portfolio
        Global Portfolio
        Government Income Portfolio
        High Yield Bond Portfolio
        Money Market Portfolio
        Prudential Jennison Portfolio
        Small Capitalization Stock Portfolio
        Stock Index Portfolio
        Value Portfolio
        20/20 Focus Portfolio

     FINANCIAL REPORTS
     A1 Financial Statements
     B1 Schedule of Investments
     C1 Notes to Financial Statements
     D1 Financial Highlights
     E1 Report of Independent Accountants
     F1 Management of The Prudential Series Fund, Inc.

     AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Value Fund

     ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        Premier Growth Portfolio
        Growth and Income Portfolio
        Quasar Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        VP Income and Growth

     CREDIT SUISSE TRUST
        Emerging Growth Portfolio

     DAVIS VARIABLE ACCOUNT FUND, INC.
        Davis Value Portfolio

     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
        Dreyfus Socially Responsible Growth Fund

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        VIP Franklin Small Cap Fund - Class I
        Templeton International Securities Fund - Class I

     INVESCO VARIABLE INVESTMENT FUNDS, INC.
        Dynamics Fund

     JANUS ASPEN SERIES
        Janus Aspen Aggressive Growth Portfolio
        Janus Aspen Growth and Income Portfolio
        Janus Aspen Worldwide Growth Portfolio

     JOHN HANCOCK VARIABLE SERIES
        Active Bond Fund

     MFS(R) VARIABLE INSURANCE TRUST(SM)
        MFS Bond Series
        MFS Emerging Growth Series
        MFS Investor's Growth Stock Series
        MFS Investor's Trust Series
        MFS Total Return Series

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. It is for the information of persons participating in the Discovery Premier(SM) Group Retirement Annuity Contracts. This report describes the Discovery Premier(SM) Group Variable Annuity Contracts*, group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 and with non-qualified annuity arrangements.

Discovery Premier Group Retirement Annuity Annual Report December 31, 2001


Letter to Contract Owners

DEAR CONTRACT OWNER:

This annual report reviews the investment strategies and performance of the portfolios available in the variable life insurance or variable annuity contract that you have with us.

SEPTEMBER 11, 2001

The days and weeks following the attacks of September 11 were difficult for all Americans. As a nation we mourned, yet our resolve to carry on was strong. At Prudential Financial, getting back to business was the best way we knew to pay tribute to the American spirit and reassure our clients of our unwavering commitment to their investment needs. Under normal circumstances, the investment landscape is a difficult one to navigate, and in the aftermath of the terrorist attacks, it was even more so. It was important for us to be there for you.

FINANCIAL MARKETS ARE RESILIENT

As of this writing, what we have known about the resilience of our financial markets has been reaffirmed. In the period following the attacks, the Dow Jones Industrial Average--considered a general measure of market performance--fell to its lowest level since October 1998. This decline was not unexpected--the markets exhibited similar behavior in the wake of other pivotal moments in history, including Pearl Harbor, the Cuban Missile Crisis, and the start of the Persian Gulf War. Likewise, the Index's rebound mirrored historic precedent when on Friday, November 9, the Average rose above its pre-September 11 level for the first time. Of course, historic precedent should not be used to predict the outcome of future events.

STAY THE COURSE

The behavior of the broad market in the weeks following September 11 underscores the importance of refraining from making investment decisions based on emotional reactions--it's better to maintain a patient focus on long-term investment strategies. Now may also be a good time for investors to review their portfolios, to ensure that their assets are allocated in a way that is best suited to meet these strategies. Above all else, investors should continue to seek guidance from a financial professional.

Thank you.


Sincerely,


/s/ David R Odenath, Jr.

David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.                               January 31, 2002

[PICTURE]

Chairman
David R. Odenath, Jr.

"The behavior of the broad market in the weeks following September 11 underscores the importance of refraining from making investment decisions based on emotional reactions--it's better to maintain a patient focus on long-term investment strategies."

Discovery Premier Group Retirement Annuity Annual Report December 31, 2001


Equity Commentary

2001 EQUITY MARKET REVIEW

Growth of the U.S. economy slowed in the year 2000 and began to contract even further in March 2001, according to the National Bureau of Economic Research, which officially declared on November 26, 2001, that the economy was in a recession. The contraction was concentrated in manufacturing industries as capital spending dropped sharply and inventories were worked off. National economic statistics also showed that corporate profits in the third quarter of 2001 (the most recent available at year-end) were 18.7% below those of the corresponding quarter of 2000. Investors anticipated such statistics well in advance of their release. The S&P 500 Index peaked at the end of January 2001 and fell 30% before bottoming on September 21. Although the terrorist attacks of September 11 provided the last jolt to the economy, their enduring impact was primarily on airline stocks, as seen in the over 30% decline of the S&P Airlines Index for the year. The S&P 500 Index rose 19% from its low through year-end. Nonetheless, over the full year, it was down 12%, marking the first time since 1973-1974 that it had two successive negative years.

Stocks of the largest companies declined the most. The S&P 500 Index was pulled down by Enron's bankruptcy, and also by share declines of several very large companies. Cisco Systems, EMC, Merck, General Electric, Oracle, Sun Microsystems, and America Online were among the greatest detractors. In contrast, market gains were concentrated in small-cap value stocks, as evidenced by the Russell 2000 Value Index's gain of 14% for the year. In the broad market, as measured by the Russell 3000 indexes, the Value Index performed substantially better than growth, returning -4% to the Growth Index's -20%. The value investing advantage was apparent at every capitalization level.

Consumer cyclicals was the only sector with a significant share-price gain (12.47%), bouncing from poor returns in the latter half of 2000 and boosted by sustained consumer spending. Leisure time, homebuilding, toys, and household furnishings and appliances were all among the best performing of the 87 industry groups. Best Buy, J.C. Penney, Circuit City, and Lowes Companies were among the best-performing stocks--all more than doubled over the year. The technology sector and the utilities sectors--utilities (for power utilities) and telecommunications services--were at the bottom of the market, with the 62% decline of the communications equipment group at the very bottom. Natural gas, oil-well equipment and services, and oil and gas drilling were also among the worst performers.

A similar pattern was repeated globally, with the Morgan Stanley Capital International (MSCI) World Internet Software and Services, MSCI Communications Equipment, and MSCI Multi-Utility Indexes down more than 50% (in U.S. dollars), and positive returns concentrated in the various retailer indexes. Geographically, the only positive return in an MSCI-developed market country index was New Zealand's 6%. Positive returns were more common among emerging market countries, particularly Asia, Latin America, and Russia. As in the United States, the MSCI World Index bottomed in September.

The views expressed are as of January 31, 2002, and are subject to change based on market and other conditions.

         S&P 500 Index Sector Weightings
         as of December 31, 2001


            -- Financials 17.8%



            -- Information Technology 17.6%

            -- Healthcare 14.4%

            -- Consumer Discretionary 13.1%

            -- Industrials 11.3%

            -- Consumer Staples 8.2%

            -- Energy 6.3%

            -- Telecommunication Services 5.6%
               Utilities 3.1%
               Materials 2.6%

One-Year Performance of U.S. Market
Sectors as of December 31, 2001

                           Technology
                           -23.76%

                           Financials
                           -8.94%

                           Consumer Staples
                           -9.19%

                           Healthcare
                           -12.21%

                           Capital Goods
                           -11.44%

        Consumer Cyclicals
                    12.47%

                           Energy
                           -10.25%

    Communication Services
                    12.26%

                           Utilities
                           -30.43%

           Basic Materials
                     2.65%

                           Transportation
                           -0.24%

Source: Standard & Poor's as of December 31, 2001. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 stocks generally representative of the broad stock market. Past performance is not indicative of future results. Investors cannot invest directly in an index.

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     Discovery Premier Group Retirement Annuity Annual Report December 31, 2001


Bond Commentary

2001 BOND MARKET REVIEW

Amid turbulent conditions, the U.S. bond market outperformed the stock market for a second consecutive year. Bonds returned 8.44% in 2001 compared with -11.88% for stocks, based respectively on the Lehman Brothers U.S. Aggregate Bond Index (the Index) and the Standard & Poor's 500 Composite Price Index (S&P 500 Index). In the previous year, the Index returned 11.63% versus -9.10% for the S&P 500 Index.

Several factors created the favorable, though volatile, environment for bonds in 2001. Most notably, the Federal Reserve (the Fed) eased monetary policy 11 times, hoping that sharply lower borrowing costs would help revitalize the U.S. economy that had sunk into a recession for the first time in a decade. Fed policymakers reduced short-term interest rates a total of 4.75 percentage points, driving rates below 2.00% for the first time in 40 years. This sharp drop in interest rates pushed bond prices higher for much of the year.

High-quality bonds such as U.S. Treasuries and federal agency securities were among the better performers for most of the year, as cautious investors bought them in response to continued volatility in the stock market and the September 11 terrorist attacks on the United States. Then too, an announcement during October 2001 that the U.S. Treasury would no longer sell 30-year bonds prompted the largest increase in their prices in more than a decade. These gains faded in November and December 2001, however, when Treasuries sold off amid fear that a recovering economy in 2002 could push interest rates higher and boost inflationary pressures. Treasuries returned 6.75% in 2001, while federal agency securities returned 8.31%, based on Lehman Brothers indexes. Meanwhile, mortgage-backed securities returned 8.22%, helped by investor demand for securities that offer attractive yields, high credit quality, and good liquidity.

Investment-grade corporate bonds posted a 10.40% return for 2001 amid anticipation that improved economic conditions in 2002 might strengthen corporate balance sheets. This was the highest return in the U.S. fixed income market for the year, based on the Lehman Brothers U.S. Credit Index. High-grade corporate bonds also performed well because they were viewed as bargains in 2001 after having cheapened relative to Treasuries during the previous year. In light of weak corporate earnings and deterioration in corporate credit quality during 2001, it is not surprising that bonds of companies in defensive businesses such as banks and consumer staples were the better performers.

As for other sectors of the taxable U.S. bond market, high yield corporate bonds (commonly known as "junk" bonds) returned 5.28%, based on the Lehman Brothers U.S. Corporate High Yield Index. Within the high yield market, there were tremendous differences among yield spreads and performance as a result of industry or idiosyncratic factors.

One-Year Performance of Fixed Income Market Indexes as of December 31, 2001

Emerging Markets
  1.52%

U.S.Corp. Investment Grade
 10.40%

U.S. Corporate High Yield
  5.28%

U.S. Mortgage-Backed Securities
  8.22%

U.S. Aggregate Index
  8.44%

U.S. Municipals
  5.13%

U.S. Treasuries
  6.75%

Global (U.S. dollar) Index
  1.52%

        0   2 4 6 8 10 12

Source: Lehman Brothers as of December 31, 2001. The Lehman Brothers indexes are unmanaged indexes of bonds that provide an indication of bond price movements. Past performance is not indicative of future results. Investors cannot invest directly in an index.

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              =============================================================

               Whether providing insurance protection for home, family and business or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail, and the financial strength of The Rock/(R)/. Since 1875, Prudential has been helping individuals and families meet their financial needs.

              =============================================================

               In the past, Contract Owners who held several variable contracts at the same address received multiple copies of annual and semi-annual reports. In an effort to lessen waste and reduce your fund's expenses of postage and printing, we will attempt to mail only one copy of this report for the contracts listed on the cover, based on our current records for Contract Owners with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the back cover of the report should be used to request additional copies. Proxy material and tax information will continue to be sent to each account of record.


The Prudential Insurance Company of America           -------------------------
30 Scranton Office Park                                  BOUND PRINTED MATTER
Scranton, PA 18507-1789                                       PRESORTED
(800) 458-6333                                            U.S. POSTAGE PAID
                                                             PRUDENTIAL
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